INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	June 30,	December 31,
	2019	2018
	$	$
Raw materials, parts and supplies	1,482	1,414
Finished products	1,553	1,232

	3,035	2,646